Summary of Significant Accounting Policies (Details 1) - Fair Value, Measurements, Recurring [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans and advances, net - non-current	$ 7,131	¥ 49,643	¥ 421,564
Long-term payable to institutional - funding partners and online investors	$ 7,163	49,866	419,039
Recurring short-term investments Available-for-sale debt securities			4,100
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans and advances, net - non-current		0	0
Long-term payable to institutional - funding partners and online investors		0	0
Recurring short-term investments Available-for-sale debt securities		0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans and advances, net - non-current		49,643	421,564
Long-term payable to institutional - funding partners and online investors		49,866	419,039
Recurring short-term investments Available-for-sale debt securities			4,100
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans and advances, net - non-current		0	0
Long-term payable to institutional - funding partners and online investors		0	0
Recurring short-term investments Available-for-sale debt securities		¥ 0	¥ 0